Current and long-term debt - 2020 $225.0 million credit facility (Details) $ in Thousands	Dec. 31, 2023 USD ($) vessel	Jan. 31, 2023 USD ($) tanker	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of vessels | vessel	1
Borrowings | $	$ 1,588,290		$ 1,436,224
2020 $225.0 Million Credit Facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity | $		$ 225,000
Number of vessels		9
2020 $225.0 Million Credit Facility | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels		7
2020 $225.0 Million Credit Facility | LR1
Disclosure of detailed information about borrowings [line items]
Number of vessels		2